Intangible Assets - Summary of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 40,187	$ 37,904
Less accumulated amortization	(15,389)	(11,068)
Intangible assets - net	24,798	26,836
Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	3,400	3,400
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	23,637	21,354
Less accumulated amortization	(9,600)	(6,600)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	13,150	13,150
Less accumulated amortization	$ (5,800)	$ (4,400)